                                  ARMADA FUNDS
                      EQUITY FUNDS, ASSET ALLOCATION FUNDS,
         FIXED INCOME FUNDS, TAX FREE BOND FUNDS AND MONEY MARKET FUND
                                    C SHARES

     SUPPLEMENT DATED MARCH 1, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS


Effective March 1, 2003, the Adviser will discontinue waiving any of its advisory fees for the Small / Mid Cap Value Fund. Footnote #4 to the Fund Fees and Expenses table for the Equity Funds (page 27) is deleted and replaced with the following information:

4The Adviser waived a portion of its advisory fees for the Equity Index Fund during the last fiscal year. With this fee waiver, the Equity Index Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses were 0.20% and 1.33%, respectively.

The Adviser expects to continue waiving a portion of its advisory fees for the Equity Index during the current fiscal year. With this fee waiver, the Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be 0.20% and 1.33%, respectively.

This fee waiver remains in place as of the date of this prospectus but may be revised or discontinued at any time.


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                                  ARMADA FUNDS
                      EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                   FIXED INCOME FUNDS AND TAX FREE BOND FUNDS
                           A, B AND H SHARES (RETAIL)

     SUPPLEMENT DATED MARCH 1, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS


Effective March 1, 2003, the Adviser will discontinue waiving any of its advisory fees for the Small / Mid Cap Value Fund. Footnote #7 to the Fund Fees and Expenses table for the Equity Funds (page 27) is deleted and replaced with the following information:


7The Adviser waived a portion of its advisory fees for the Equity Index Fund during the last fiscal year. With this fee waiver, the Equity Index Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:


--------------------------------------------------------------------------------
Advisory Fees          Total Expenses          Total Expenses          Expenses
                       (Class A)               (Class B)               (Class H)
--------------------------------------------------------------------------------
0.20%                  0.58%                   1.33%                   1.27%
--------------------------------------------------------------------------------

The Adviser expects to continue waiving a portion of its advisory fees for the Equity Index during the current fiscal year. With this fee waiver, the Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:


--------------------------------------------------------------------------------
Advisory Fees          Total Expenses          Total Expenses          Expenses
                       (Class A)               (Class B)               (Class H)
--------------------------------------------------------------------------------
0.20%                  0.58%                   1.33%                   1.33%
--------------------------------------------------------------------------------

This fee waiver remains in place as of the date of this prospectus but may be revised or discontinued at any time.

                                  ARMADA FUNDS
                      EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                   FIXED INCOME FUNDS AND TAX FREE BOND FUNDS
                            I SHARES (INSTITUTIONAL)

     SUPPLEMENT DATED MARCH 1, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS


Effective March 1, 2003, the Adviser will discontinue waiving any of its advisory fees for the Small / Mid Cap Value Fund. Footnote #3 to the Fund Fees and Expenses table for the Equity Funds (page 25) is deleted and replaced with the following information:

3The Adviser waived a portion of its advisory fees for the Equity Index Fund during the last fiscal year. With this fee waiver, the Equity Index Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses were 0.20% and 0.33%, respectively.

The Adviser expects to continue waiving a portion of its advisory fees for the Equity Index during the current fiscal year. With this fee waivers, the Fund's actual Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be 0.20% and 0.33%, respectively.

This fee waiver remains in place as of the date of this prospectus but may be revised or discontinued at any time.